Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 88,964	$ 70,472
Capital in excess of par value	743,335	718,482
Retained earnings	729,272	611,303
Treasury stock, at cost	(27,082)	(14,668)
Accumulated other comprehensive income	346	115
Total Aqua America stockholders' equity	1,534,835	1,385,704
Noncontrolling interest	208	188
Total equity	1,535,043	1,385,892
Long-term debt:
Long-term debt of subsidiaries	1,101,339	1,003,860
Notes payable to bank under revolving credit agreement, variable rate, due March 2017		100,000
Total long-term debt	1,554,871	1,588,992
Current portion of long-term debt	86,288	45,038
Long-term debt, excluding current portion	1,468,583	1,543,954
Total capitalization	3,003,626	2,929,846
Long Term Debt of Subsidiaries 0.00% to .99% [Member]
Long-term debt:
Debt instrument principal outstanding	5,035	2,884
Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]
Long-term debt:
Debt instrument principal outstanding	28,615	27,251
Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]
Long-term debt:
Debt instrument principal outstanding	14,903	17,120
Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]
Long-term debt:
Debt instrument principal outstanding	167,365	107,477
Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]
Long-term debt:
Debt instrument principal outstanding	447,297	367,657
Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]
Long-term debt:
Debt instrument principal outstanding	284,362	320,729
Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]
Long-term debt:
Debt instrument principal outstanding	64,923	64,903
Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]
Long-term debt:
Debt instrument principal outstanding	35,056	35,660
Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]
Long-term debt:
Debt instrument principal outstanding	19,283	19,632
Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]
Long-term debt:
Debt instrument principal outstanding	28,500	34,547
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Long-term debt:
Debt instrument principal outstanding	6,000	6,000
Notes at 3.57% due 2027 [Member]
Long-term debt:
Unsecured notes payable	50,000	50,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt:
Unsecured notes payable	171,400	193,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt:
Unsecured notes payable	$ 232,132	$ 242,132